1 ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

NOTE 1 - ORGANIZATION

BUSINESS

800 Commerce, Inc. (the “Company” or “800 Commerce”) was formed in the State of Florida on February 10, 2010. The Company was founded for the purpose of marketing credit card processing services on behalf of merchant payment processing service providers. The Company commenced revenue producing activities based on the marketing of credit processing services in March 2010. The Company generates revenue from the marketing of credit processing services by way of fees received from merchant payment processing service providers on whose behalf the Company brokers their processing services. On August 1, 2012, the Company began to receive additional revenue pursuant to an Assignment Agreement, whereby, the Company acquired a portion of a processing service provider’s residual fee income under one of its service contracts in exchange for the issuance of 500,000 shares of the Company’s common stock.

In addition to marketing credit card processing services, the Company also intends to engage in the development and operation of on-line portals and mobile applications offering directories of professional service providers. The Company has completed its’ initial on-line portal and mobile application dedicated to a directory of medical doctors, however the Company has not commenced revenue producing operations by way of the medical directory. The Company expects to commence the marketing of the medical directory in June 2013, and hope to commence receipt of revenue from the marketing of the medical directory in the third quarter of 2013.

The financial statements for the three months ended March 31, 2013 have been restated to amortize a portion of the fair value of common stock issued pursuant to the Assignment Agreement, which was previously expensed during 2012.

The following tables present the effects of the restatement adjustments on the affected line items in the previously reported statement of operations for the three months ended March 31, 2013. The restatement adjustments did not affect the statements of cash flows for the three months ended ended March 31, 20123 or the March 31, 2013 balance sheet with the exception of the decrease in retained deficit of $41,667, an increase in the amortization of $31,250 and a decrease of deferred equity consideration of $41,667. All related amounts have been restated as appropriate within these financial statements.

Three months ended March 31, 2013	As reported	Adjustments	Restated
Costs of revenues	$82,003	$31,250	$113,253
Gross profit (loss)	11,809	(31,250)	(19,441)
Operating loss	(108,502)	(31,250)	(139,752)
Net loss	(107,477)	(31,250)	(138,727)
Comprehensive income	235,523	(31,250)	204,273

Net loss per share	$(0.0)	$-	$(0.01)

NOTE 1 - ORGANIZATION

BUSINESS

800 Commerce, Inc. (the “Company” or “800 Commerce”) was formed in the State of Florida on February 10, 2012. The Company was founded for the purpose of marketing credit card processing services on behalf of merchant payment processing service providers. The Company commenced revenue producing activities based on the marketing of credit processing services in March 2010. The Company generates revenue from the marketing of credit processing services by way of fees received from merchant payment processing service providers on whose behalf the Company brokers their processing services. On August 1, 2012, the Company began to receive additional revenue pursuant to an Assignment Agreement, whereby, the Company acquired a processing service provider’s assignment of residual fee income under one of its service contracts in exchange for the issuance of 500,000 shares of the Company’s common stock.

RESTATEMENT

The financial statements for the year ended December 31, 2012 have been restated to defer the recognition of the fair value of common stock issued pursuant to the Assignment Agreement, which was previously expensed during 2012.

 The following tables present the effects of the restatement adjustments on the affected line items in the previously reported statement of operations for the year ended December 31, 2012. The restatement adjustments did not affect the statements of cash flows for the year ended December 31, 2012 or the December 31, 2012 balance sheet with the exception of the decrease in retained deficit of $72,917, an increase in the amortization of $52,083 and a decrease of deferred equity consideration of $72,917. All related amounts have been restated as appropriate within these financial statements.

Year ended December 31, 2012	As reported	Adjustments	Restated
Costs of revenues	$101,580	$52,083	$153,663
Gross profit (loss)	20,324	(52,083)	(31,759)
Sales and marketing expenses	510,226	(125,000)	385,226
Total operating expenses	695,371	(125,000)	570,371
Operating loss	(675,047)	72,917	(602,130)
Net loss	(694,784)	(72,917)	(621,867)
Comprehensive loss	(580,784)	72,917	(507,867)

Net loss per share	$(0.05)	$0.01	$(0.04)